Prospectus Supplement
John Hancock Variable Insurance Trust
Opportunistic Fixed Income Trust (the fund)
Supplement dated January 13, 2026 to the current Prospectus, as may be supplemented (the Prospectus)
Effective immediately, Rakesh R. Yeredla, CFA is added as a portfolio manager of the fund. Brian M. Garvey and Brij S. Khurana will continue as portfolio managers of the fund and, along with Rakesh R. Yeredla, CFA will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio.
Accordingly, the following information is added under the heading “Portfolio management” in the “Fund summary” section for the fund:
Rakesh R. Yeredla, CFA
Managing Director and Fixed Income Portfolio Manager
Managed fund since 2026
Also, effective immediately, the information in the “Subadvisors and Portfolio Managers” section of the Prospectus under the heading “Wellington Management Company LLP (“Wellington Management”)” is amended to include Rakesh R. Yeredla, CFA as a portfolio manager of the fund within the table of portfolio managers specific to the fund, as well as to include the below in the bulleted list of the portfolio managers below the table:
Rakesh R. Yeredla, CFA.Managing Director and Fixed Income Portfolio Manager of Wellington Management; joined the firm as an investment professional in 2013.
Additionally, effective December 31, 2026 (the Effective Date), Brian M. Garvey will no longer serve as a portfolio manager of the fund. Accordingly, as of the Effective Date, all references to Brian M. Garvey will be removed from the Prospectus. Brij S. Khurana and Rakesh R. Yeredla, CFA will continue as portfolio managers of the fund and will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio.
You should read this supplement in conjunction with the Prospectus and retain it for your future reference.

Statement of Additional Information Supplement
John Hancock Variable Insurance Trust
Opportunistic Fixed Income Trust (the fund)
Supplement dated January 13, 2026 to the current Statement of Additional Information, as may be supplemented (the SAI)
Effective immediately, Rakesh R. Yeredla, CFA is added as a portfolio manager of the fund. Brian M. Garvey and Brij S. Khurana will continue as portfolio managers of the fund and, along with Rakesh R. Yeredla, CFA will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio.
Accordingly, the following information regarding Rakesh R. Yeredla, CFA supplements the information presented in Appendix B – Portfolio Manager Information, which provides additional information about the portfolio managers of the fund’s subadvisor, Wellington Management Company LLP:
Portfolio Managers and Other Accounts Managed
The following table provides information regarding other accounts for which Rakesh R. Yeredla, CFA has day-to-day management responsibilities. Accounts are grouped into three categories: (i) other investment companies (and series thereof); (ii) other pooled investment vehicles; and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rates as of the applicable date. Also shown below the table is Rakesh R. Yeredla’s investment in the fund and similarly managed accounts.
The following table provides information as of December 31, 2025:
	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets ($)	Number of Accounts	Assets ($)	Number of Accounts	Assets ($)
Rakesh R. Yeredla	1	28,278,216	6	1,866,018,558	0	0
Performance-Based Fees for Other Accounts Managed. Of the accounts listed in the table above, those for which the subadvisor receives a fee based on investment performance are listed in the table below.
	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets ($)	Number of Accounts	Assets ($)	Number of Accounts	Assets ($)
Rakesh R. Yeredla	0	0	0	0	0	0
Ownership of the Funds and Similarly Managed Accounts
The following table shows the dollar range of fund shares and shares of similarly managed accounts beneficially owned by Rakesh R. Yeredla, CFA as of December 31, 2025. For purposes of this table, “similarly managed accounts” include all accounts that are managed (i) by the same portfolio managers that are jointly and primarily responsible for the day-to-day management of the fund; and (ii) with an investment style, objective, policies and strategies substantially similar to those that are used to manage the fund. Rakesh R. Yeredla’s ownership of fund shares is stated in the footnote(s) below the table.
Fund Name	Portfolio Manager	Dollar Range of Shares Owned[1]
Opportunistic Fixed Income Trust	Rakesh R. Yeredla, CFA	none
1 As of December 31, 2025, Rakesh R. Yeredla beneficially owned $0 of the fund.
Additionally, effective December 31, 2026 (the Effective Date), Brian M. Garvey will no longer serve as a portfolio manager of the fund. Accordingly, as of the Effective Date, all references to Brian M. Garvey will be removed from the SAI. Brij S. Khurana and Rakesh R. Yeredla, CFA will continue as portfolio managers of the fund and will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

You should read this supplement in conjunction with the SAI and retain it for your future reference.